Organization (Q3)	9 Months Ended
Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
1. Organization
Pulmatrix, Inc. (the “Company”) was incorporated in 2013 as a Delaware corporation. The Company is a clinical-stage biopharmaceutical company focused on the development of a novel class of inhaled therapeutic products. The Company’s proprietary dry powder delivery platform, iSPERSE™, is engineered to deliver small, dense particles with highly efficient dispersibility and delivery to the airways, which can be used with an array of dry powder inhaler technologies and can be formulated with a variety of drug substances. The Company has developed a pipeline of iSPERSE™-based therapeutic candidates targeted at prevention and treatment of a range of central nervous system, respiratory and other diseases with important unmet medical needs.